RELATED PARTY TRANSACTIONS - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 0.2	$ 0.1